Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Summary of Cash and Cash Equivalents	Cash and cash equivalents breakdown is presented below:

	2022	2021
Own Balances	247,833	227,913
Merchant Clients Funds	220,259	108,284
	468,092	336,197